Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net earnings	$ 1,457	$ 786
Accretion (notes 16, 21)	97	112
Depletion, depreciation, amortization and impairment (note 9)	2,591	2,882
Inventory write-down to net realizable value (note 6)	60	0
Exploration and evaluation expenses (note 8)	29	6
Deferred income taxes (note 18)	396	(359)
Foreign exchange	(6)	(4)
Stock-based compensation (notes 19, 20)	44	45
Gain on sale of assets (note 9)	(4)	(46)
Unrealized mark to market loss (gain) (note 24)	(150)	56
Share of equity investment gain (note 11)	(69)	(61)
Income from reimbursements under insurance policies	(253)	0
Other	21	16
Settlement of asset retirement obligations (note 16)	(181)	(136)
Deferred revenue (note 17)	(100)	(16)
Distribution from joint ventures (note 11)	72	25
Change in non-cash working capital (note 23)	130	398
Cash flow – operating activities	4,134	3,704
Financing activities
Long-term debt issuance (note 15)	0	750
Long-term debt repayment (note 15)	0	(365)
Debt issue costs (note 15)	0	(6)
Other	(8)	18
Change in non-cash working capital (note 23)	120	0
Cash flow – financing activities	(325)	363
Investing activities
Capital expenditures	(3,578)	(2,220)
Capitalized interest (note 21)	(108)	(68)
Corporate acquisition (note 9)	(15)	(670)
Proceeds from asset sales (note 9)	4	192
Contribution payable payment (note 11)	0	(142)
Contribution to joint ventures (note 11)	(40)	(81)
Other	(19)	(40)
Change in non-cash working capital (note 23)	235	240
Cash flow – investing activities	(3,521)	(2,789)
Increase in cash and cash equivalents	288	1,278
Effect of exchange rates on cash and cash equivalents	65	(84)
Cash and cash equivalents at beginning of year	2,513	1,319
Cash and cash equivalents at end of year	2,866	2,513
Net interest paid	(285)	(344)
Net Income taxes received (paid)	(37)	41
Ordinary shares [member]
Financing activities
Dividends paid, classified as financing activities	(402)	0
Preference shares [member]
Financing activities
Dividends paid, classified as financing activities	$ (35)	$ (34)